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A Class Prospectus | Royce Pennsylvania Mutual Fund
Royce Pennsylvania Mutual Fund
Investment Goal
Royce Pennsylvania Mutual Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for Class A sales charge discounts from certain financial intermediaries if you and your family invest, or agree to invest in the future, at least $25,000 in certain Royce, Franklin Templeton, and Legg Mason funds. More information about these and other sales charge discounts and waivers is available from your financial intermediary, under the heading "General Shareholder Information-Sales Charges" in this Prospectus (pages xx-xx), in Appendix A: Sales Charge Waivers and Discounts from Certain Financial Intermediaries, and under the heading "Sales Charge Waivers and Reductions for A Class Shares" in the Funds' Statement of Additional Information. "Financial intermediaries" include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Royce Fund Services, LLC to sell Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	A Class Prospectus Royce Pennsylvania Mutual Fund A Class
Maximum sales charge (load) imposed on purchases	5.25%	[1]
Maximum deferred sales charge	none	[2]
Maximum sales charge (load) imposed on reinvested dividends	none
[1]	Shareholders purchasing A Class shares through certain financial intermediaries or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “General Shareholder Information – Sales Charges” in this Prospectus.
[2]	You may buy A Class shares of the Fund at net asset value (without an initial sales charge), at certain financial intermediaries if the amount of such purchase, when combined with certain holdings of various Royce, Franklin Templeton, and Legg Mason funds, equals or exceeds $1,000,000. However, if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	A Class Prospectus Royce Pennsylvania Mutual Fund A Class
Management fees	0.76%
Distribution (12b-1) fees	0.25%
Other expenses	0.23%
Total annual Fund operating expenses	1.24%	[1]
[1]	The Fund's total annualized operating expense ratios are subject to change in response to changes in the Fund's average net assets or for other reasons. A decline in the Fund's average net assets can be expected to increase the impact of operating expenses on the Fund's total annualized operating expense ratios.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that, except as indicated, the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:
Expense Example	A Class Prospectus Royce Pennsylvania Mutual Fund A Class USD ($)
1 Year (with redemption of all of your shares)4	$ 230	[1]
3 Years (with or without redemption of all of your shares)3	898	[2]
5 Years (with or without redemption of all of your shares)3	1,171	[2]
10 Years (with or without redemption of all of your shares)3	$ 1,948	[2]
[1]	Assumes your investment is not subject to an initial sales charge but that your redemption of all of your shares is subject to a deferred sales charge of 1.00%.
[2]	Assumes your investment is subject to the maximum initial sales charge of 5.25%.

Expense Example No Redemption	A Class Prospectus Royce Pennsylvania Mutual Fund A Class USD ($) [1]
1 Year (without redemption of any of your shares)3	$ 644
3 Years (with or without redemption of all of your shares)3	898
5 Years (with or without redemption of all of your shares)3	1,171
10 Years (with or without redemption of all of your shares)3	$ 1,948
[1]	Assumes your investment is subject to the maximum initial sales charge of 5.25%.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2020, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small- and micro-cap companies that it believes are trading below its estimate of their current worth. Small- and micro-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. The Fund uses multiple investment disciplines in an effort to provide exposure to approaches that have historically tended to perform well in different market environments. These disciplines include investing in a “High Quality” approach—companies that Royce believes have competitive advantages and high returns on capital; a “Traditional Value” approach—companies that are currently out of favor, selling at what Royce deems to be low valuations; and a “Special Situations” approach—companies with complex structures that do not lend themselves to traditional valuation metrics, as well as other Royce approaches such as “Growth at a Reasonable Price” and “Deep Value.” The Fund’s portfolio managers generally focus on one or more of these approaches in managing segments of the Fund’s assets, while the Lead Portfolio Manager oversees investments across all segments.

Normally, the Fund invests at least 65% of its net assets in equity securities of such small- and micro-cap companies. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio. The Fund does not focus its investments in companies the do business in the State of Pennsylvania.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Pennsylvania Mutual Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time due to overall market, financial, and economic conditions and trends, governmental or central bank actions or interventions, changes in investor sentiment, and other factors, such as the recent COVID-19 pandemic, that may not be directly related to the issuer of a security held by the Fund. This pandemic could adversely affect global economies and markets and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

The prices of small- and micro-cap securities are generally more volatile than those of larger-cap securities. In addition, because small- and micro-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

Royce’s estimate of a company’s current worth also may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last 10 years. Because A Class shares were not sold prior to December 31, 2020, performance information is shown for Service Class shares, not offered in this Prospectus, for illustrative purposes. Purchases of A Class shares are subject to a maximum sales charge of 5.25% while purchases of Service Class shares are not subject to any sales charges. If such maximum sales charge for A Class shares had been reflected, total returns would have been lower.

Calendar Year Total Returns Service Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 27.14% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -30.30% (quarter ended 3/31/20).

Annualized Total Returns As of 12/31/20 (%)

The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. (Service Class shown again for illustrative purposes.) The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.royceinvest.com or by calling Investor Services at (800) 221-4268.

Average Annual Returns - A Class Prospectus - Royce Pennsylvania Mutual Fund	1 Year	5 Years	10 Years
Service Class	13.88%	13.51%	9.25%
After Taxes on Distributions | Service Class	12.62%	10.78%	6.87%
After Taxes on Distributions and Sale of Fund Shares | Service Class	9.08%	10.33%	7.00%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	19.96%	13.26%	11.20%